Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Zip Co US Inc.

228 Park Avenue S

New York, NY 10003

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Zip Co US Inc. (the “Company,” as the engaging party), Atlas SP Securities, a division of Apollo Global Securities, LLC, Performance Trust Capital Partners, LLC, and Triumph Capital Markets, LLC who are collectively referred to herein as the “Specified Parties”, solely to assist you in connection with the accuracy of certain attributes of a sample of collateral assets which may be included in the issuance of asset-backed notes by Zip Asset Securitization Trust 2026-A (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the attributes of the collateral assets which may be included in the Transaction.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties agreed on a sample size of 300 point-of-sale unsecured consumer loans (the “Sample Loans”), which the Specified Parties instructed us to select randomly from the Filtered Loan Data Tape (defined below).

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

PricewaterhouseCoopers LLP
601 South Figueroa Street, Los Angeles, CA 90017
+ 1 213 356 6000

www.pwc.com/us

•

the completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	the existence of the assets or collateral securing such assets;

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the rights of any party including, the Specified Parties, the Responsible Party, or the Transaction have to the assets or collateral securing such assets or any obligations on those assets or collateral securing such assets;

•	the value of collateral securing such assets; and

•	the compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction offering memorandum or other Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction offering memorandum or other Transaction documents.

It should be understood that we make no representations as to:

•	the interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;

•	your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;

•	the reasonableness of any of the assumptions provided by the Responsible Party; and

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the adequacy of the sample size, as provided by the Responsible Party and accepted by the Specified Parties, nor do we draw any conclusions about the entire collateral pool based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

Report of Independent Accountants on Applying Agreed-Upon Procedures

Zip Asset Securitization Trust 2026-A

August 13, 2026

The procedures performed and results thereof are described below, and the following definitions have been adopted in presenting our procedures and findings:

•	The phrase “compare” refers to the comparison of one or more data elements to underlying documentation.

•	The phrase “Cut-off Date” refers to June 30, 2026.

•	The phrase “Calculated Remaining Term” refers to a value representing the remaining term of a loan, calculated using the following methodology provided by the Company:

Calculated Remaining Term = (A - B) / 7; where

A = the date in the field “CURRENT_MATURITY_DATE” on the respective Loan Data Tape,

B = the Cut-off Date, and

The difference (A - B) is the difference in days.

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The phrase “Filtered Loan Data Tape” refers to the pool of loans and related data from which the Sample Loans were selected, and which was compiled by PwC using the following process specified by the Company:

1.	Combine the Loan Data Tapes (defined below);

2.	Select from the combination of Loan Data Tapes resulting from step 1 only the loans specified in the Loan Selection File (defined below); and

3.	Exclude from the selections resulting from step 2 all loans that have either:

a.	Current Balance of less than $0.00, or

b.	Calculated Remaining Term greater than 14.

I.	Data, Information, and Documents Provided

The Company provided the following data, information, and documents:

1.

CSV files (each a “Loan Data Tape”, and collectively, the “Loan Data Tapes”), which the Company represents contain loans which may be included in the Transaction and certain attributes related to each loan as of the Cut-off Date.

2.	A CSV file (the “Loan Selection File”) listing 3,855,510 loan IDs, which the Company represents is to be used in the process of compiling the Filtered Loan Data Tape.

3.	CSV file containing the information from the truth in lending disclosures for the Sample Loans (the “TIL Data”).

II.	Procedures to be Performed

We performed the agreed-upon procedures below. Our findings as a result of performing the procedures are reported in Exhibit I. For the purposes of the procedures below, dollar amounts and percentages that differ only as a result of rounding have been deemed to be in agreement. In the event that a document is not clear, data is missing, or there is a question about the information contained in the document relevant to performance of the agreed-upon procedures, we contacted a Company representative for clarification prior to reporting any exceptions.

Report of Independent Accountants on Applying Agreed-Upon Procedures

Zip Asset Securitization Trust 2026-A

August 13, 2026

A.

For each Sample Loan, we compared the following information from the Filtered Loan Data Tape to the specified source applying the respective special instructions provided by the Company, as outlined in the table below.

#	Attribute	Field name on Filtered Loan Data Tape	Source and/or Special Instructions

1	Loan Number	LOAN_ID	TIL Data

2	Origination Date	LOAN_ORIGINATION_DATETIME

TIL Data

Compare only the date contained within the time stamp.

Note an exception only if:

(i) the date on the Filtered Loan Data Tape is before the date on the TIL Data, or

(ii) the date on the Filtered Loan Data Tape is more than 13 days after the date on the TIL Data.

3	Original Balance	PRINCIPAL_ASSESSED	TIL Data

4	Scheduled Payment	PAID_FIRST_INSTALLMENT	TIL Data

5	Number of Scheduled Installments	INSTALLMENT_COUNT	TIL Data Prior to comparison, add ‘1’ to the value in the field “TILA_REMAINING_PAYMENTS” on the TIL Data.

6	Total Fees	INSTALLMENT_FEES_ASSESSED_AT_ORIGINATION	TIL Data

7	Merchant Code	MERCHANT_ID	Observe the presence of a value in the field on the Filtered Loan Data Tape.

8	Borrower State	CUSTOMER_BILLING_STATE	Observe the presence of a value in the field on the Filtered Loan Data Tape.

Report of Independent Accountants on Applying Agreed-Upon Procedures

Zip Asset Securitization Trust 2026-A

August 13, 2026

9	Credit Score at Customer Signup	VANTAGE_SCORE	Observe the presence of a value in the field on the Filtered Loan Data Tape.

10	Current Balance	TOTAL_OUTSTANDING	Observe the presence of a value in the field on the Filtered Loan Data Tape.

11	Delinquency Status	DAYS_PAST_DUE	Observe the presence of a value in the field on the Filtered Loan Data Tape.

12	Seasoning	LOAN_ORIGINATION_DATE	Observe the presence of a value in the field on the Filtered Loan Data Tape.

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This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the accuracy of the attributes of the collateral assets which may be included in the Transaction. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

Report of Independent Accountants on Applying Agreed-Upon Procedures

Zip Asset Securitization Trust 2026-A

August 13, 2026

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

August 13, 2026

Report of Independent Accountants on Applying Agreed-Upon Procedures

Zip Asset Securitization Trust 2026-A

August 13, 2026

Exhibit I

No exceptions were identified.

Report of Independent Accountants on Applying Agreed-Upon Procedures

Zip Asset Securitization Trust 2026-A

August 13, 2026